SHARE-BASED PAYMENTS - Schedule of Charges to the Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHARE-BASED PAYMENTS (Details) - Schedule of Charges to the Income Statement [Line Items]
Deferred bonus plan	£ 179	£ 81	£ 261
Executive and SAYE plans:
Executive and SAYE plans	47	75	75
Share plans:
Share plans	42	40	37
Total charge to the income statement	268	196	373
Options granted in the year
Executive and SAYE plans:
Executive and SAYE plans	10	13	16
Share plans:
Share plans	18	16	17
Options granted in prior years
Executive and SAYE plans:
Executive and SAYE plans	37	62	59
Share plans:
Share plans	£ 24	£ 24	£ 20